Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable
Schedule Of Prepaid Expenses And Deposits
	December 31,	December 31,
	2021	2020
		(Adjusted – Note 2)
Prepaid expenses	$74,270	$77,532
Aircraft deposit	191,166	-
	265,436	77,532